Income Taxes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2021
Income Taxes [Line Items]
Federal income tax at a statutory rate	0.00%	0.00%	0.00%
Federal income tax at a statutory rate	21.00%	21.00%	21.00%
Enterprise income tax rate, percentage
TDH Group BVBA [Member]
Income Taxes [Line Items]
TDH Percentage	29.58%
Hong Kong [Member]
Income Taxes [Line Items]
TDH Percentage	16.50%
United State [Member]
Income Taxes [Line Items]
Federal income tax at a statutory rate	21.00%
United State [Member] | Far Ling’s Inc. [Member]
Income Taxes [Line Items]
Equity interest				51.00%
United State [Member] | Bo Ling’s Chinese Restaurant, Inc. [Member]
Income Taxes [Line Items]
Equity interest				100.00%
United State [Member] | TDH Group BVBA [Member] | TDH Income [Member]
Income Taxes [Line Items]
Federal income tax at a statutory rate	21.00%
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate, percentage	25.00%